Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net Loss	$ (3,293)	$ (3,844)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	167	481
Change in fair value of marketable securities (including related parties)	(3)	36
Reduction in the carrying amount of right of use assets	36	2,788
Change in operating lease liabilities	(36)	(2,480)
Change in inventory	(67)
Share-based compensation	72	184
Loss on Disposal of Fixed Assets		3
Decrease ( increase) in prepaid expenses and other current assets	(29)	176
Foreign exchange gain or losses	16	46
Non-cash finance expenses		160
decrease in trade payables	(36)	(4)
Decrease in other liabilities	(37)	(97)
Interest income		(7)
Interest expenses		4
Decrease in accounts payables and accruals	(95)	(261)
Net cash used in operating activities	(3,305)	(2,815)
Cash flows from investing activities:
Acquisition of fixed assets	(37)	(74)
Decrease in restricted deposits	157	312
Proceeds from realization of property and equipment		22
Investment in convertible loan		(1,740)
Investment in marketable securities	17	22
Net cash provided by (used in) investing activities	137	(1,458)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants	156	3,677
Issuance costs	(179)	(183)
Proceeds from issuance and exercise of warrants	1,115
Proceeds from convertible loans		870
Net cash provided by financing activities	1,092	4,364
Effect of exchange rate changes on cash and cash equivalents	45	26
(Decrease) Increase in cash and cash equivalents	(2,031)	117
Cash and cash equivalents, beginning of the year	3,087	1,260
Cash and cash equivalents end of the period	1,056	1,377
Supplemental disclosure of cash flow information:
Right-of-use asset recognized with corresponding lease liability	119
Non-cash Issuance costs		5
Receivables on account of shares		$ 122